Filed pursuant to Rule 497(e)

File Nos. 333-169226 and 811-22468

ASHMORE FUNDS

Supplement dated December 18, 2013

to the Statutory Prospectus for Class A, Class C and Institutional Class Shares

of Ashmore Funds

Dated February 28, 2013 (as supplemented thereafter)

Disclosure Related to Ashmore Emerging Markets Sovereign Debt Fund (the “Fund”)

The following changes will be effective on or about March 1, 2014:

1. Ashmore Emerging Markets Sovereign Debt Fund will change its name to “Ashmore Emerging Markets Debt Fund”. All references to Ashmore Emerging Markets Sovereign Debt Fund are hereby replaced with Ashmore Emerging Markets Debt Fund.

2. Within the Prospectus, in the sections entitled “Summary Information About the Funds—Ashmore Emerging Markets Sovereign Debt Fund—Principal Investment Strategies” and “Principal Investments and Strategies of Each Fund—Ashmore Emerging Markets Sovereign Debt Fund—Principal Investment Strategies”:

The first paragraph of each section is hereby restated in its entirety as follows:

Principal Investment Strategies

The Fund seeks to achieve its objective by investing principally in debt instruments of, and derivative instruments related to, Sovereign, Quasi-Sovereign and Corporate issuers of Emerging Market Countries, which may be denominated in any currency, including the local currency of the issuer. The Fund will normally invest at least 50% of its net assets in debt instruments of Sovereign or Quasi-Sovereign issuers denominated in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G-7). Sovereigns are governments of Emerging Market Countries. Quasi-Sovereigns are governmental entities, agencies and other issuers that are more than 50% owned, directly or indirectly, by a Sovereign, or whose obligations are guaranteed by a Sovereign. A Corporate issuer is any issuer other than a Sovereign or a Quasi-Sovereign that is located in an Emerging Market Country or, an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The first two sentences of the second paragraph of each section are hereby deleted and replaced in their entirety with the following:

The Fund may invest in debt instruments of all types and denominated in any currency (including U.S. Dollars, Euros, Swiss Francs and other major currencies, as well as local currencies of Emerging Market Countries) whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating rate or fixed rate.

The ninth paragraph in “Summary Information About the Funds—Ashmore Emerging Markets Sovereign Debt Fund—Principal Investment Strategies”, and the eleventh paragraph in “Principal Investments and

Strategies of Each Fund—Ashmore Emerging Markets Sovereign Debt Fund—Principal Investment Strategies” are hereby restated in their entirety as follows:

The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments issued by Sovereign, Quasi-Sovereign or Corporate issuers of Emerging Market Countries. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to the investments described above will be counted toward satisfaction of the Fund’s 80% investment policy.

The following language is added to each section:

The Fund will not invest more than 35% of its net assets in securities of Corporate issuers. In addition, the Fund will not invest more than 25% of its net assets in investments denominated in the local currencies of Sovereign, Quasi-Sovereign and Corporate issuers of Emerging Market Countries without seeking to hedge into U.S. dollars the portion of the Fund’s exposure to these local currencies that exceeds 25% of the Fund’s net assets.

The Fund may invest in currency-related transactions, such as currency forward transactions (including deliverable and non-deliverable forwards), currency futures transactions and currency options transactions, and may also invest directly in foreign currencies, in each case for hedging or other investment purposes.

3. Within the Prospectus, in the section entitled “Summary Information About the Funds—Ashmore Emerging Markets Sovereign Debt Fund—Principal Risks”

The following paragraph is hereby inserted between “Portfolio Turnover Risk” and “Valuation Risk”:

•	Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk;

4. Within the Prospectus, in the section entitled “Principal Investments and Strategies of Each Fund—Ashmore Emerging Markets Sovereign Debt Fund—Principal Risks”

The following bullet is hereby inserted between “Portfolio Turnover Risk” and “Valuation Risk”

•	Small and Mid-Sized Companies Risk

5. Within the Prospectus, in the section entitled “Ashmore’s Prior Related Performance Information”:

The table with respect to the Ashmore Emerging Markets Debt Fund is hereby restated in its entirety as follows:

Period Ended 10/31/13	Ashmore Emerging Markets External Debt (Broad) Composite (Gross of fees)	Ashmore Emerging Markets External Debt (Broad) Composite (Net of fees)	JPM EMBI GD(2)
One Year	-1.08%	-2.58%	-2.27%
Three Year	6.64%	5.14%	5.26%
Five Year	15.19%	13.69%	14.27%
Ten Year	12.53%	11.03%	8.72%
Since Inception (1)	19.08%	17.58%	11.36%

(1)	Return of Composite and Index from October 31, 1992 to October 31, 2013.
(2)	JP Morgan Emerging Markets Bond Index Global Diversified (JPM EMBI GD) tracks total returns for US dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities.

6. Within the Prospectus, in the section entitled “Glossary”

The definitions of “Corporate issuer” and “Quasi-Sovereign issuers” applicable to Emerging Markets Total Return Fund are amended so as to apply to Emerging Markets Debt Fund as well. The existing definition of Quasi-Sovereign Issuers applicable to Emerging Markets Sovereign Debt Fund is deleted.

Filed pursuant to Rule 497(e)

File Nos. 333-169226 and 811-22468

ASHMORE FUNDS

Supplement dated December 18, 2013

to the Statement of Additional Information for Class A, Class C and Institutional Class Shares

of Ashmore Funds

Dated February 28, 2013 (as revised, November 1, 2013)

Disclosure Related to Ashmore Emerging Markets Sovereign Debt Fund (the “Fund”)

The following changes will be effective on or about March 1, 2014:

1. Ashmore Emerging Markets Sovereign Debt Fund will change its name to “Ashmore Emerging Markets Debt Fund.” All references to Ashmore Emerging Markets Sovereign Debt Fund are hereby replaced with Ashmore Emerging Markets Debt Fund.

2. Within the Statement of Additional Information, in the section titled “Investment Restrictions—Policies Relating to Rule 35d-1 under the 1940 Act”:

The policy for Ashmore Emerging Markets Debt Fund (currently the Ashmore Emerging Markets Sovereign Debt Fund) is hereby restated as follows:

Fund	Policy
Ashmore Emerging Markets Debt Fund	The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments issued by Sovereign, Quasi-Sovereign or Corporate issuers(2) of Emerging Market Countries.

The second footnote is deleted and replaced in its entirety with the following:

For purposes of these Funds, a Corporate issuer is a Non-Governmental issuer that is located in an Emerging Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries.